Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Summary of Amounts Recognized for Assets and Liabilities Acquired

The following table summarizes the provisional amounts recognized for assets acquired and liabilities assumed at their estimated fair values:

Preliminary amounts recognized
Cash	$17
Non-cash working capital	(52)
Fixed assets	89
Goodwill	109
Intangibles	40
Long-term debt	(21)
Other long-term liabilities	(3)
Deferred tax liabilities	(10)

Consideration paid	169
Less: Cash acquired	(17)

Net cash outflow	$152